Janus Henderson Short-Term Bond Fund

Schedule of Investments (unaudited)

September 30, 2020

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 24.0%
208 Park Avenue Mortgage Trust 2017-280P,
ICE LIBOR USD 1 Month + 0.8800%, 1.0324%, 9/15/34 (144A)‡	$4,021,000	$4,015,781
American Credit Acceptance Receivables Trust 2020-2,
1.6500%, 12/13/23 (144A)	1,624,380	1,634,818
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	973,378	983,741
Angel Oak Mortgage Trust I LLC 2019-6,
ICE LIBOR USD 12 Month + 0.9500%, 2.6200%, 11/25/59 (144A)‡	922,345	933,518
Applebee's Funding LLC / IHOP Funding LLC, 4.1940%, 6/7/49 (144A)	7,170,000	6,597,614
Barclays Comercial Mortgage Securities LLC 2017-DELC,
ICE LIBOR USD 1 Month + 0.8500%, 1.0024%, 8/15/36 (144A)‡	874,000	848,255
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 0.9200%, 1.0724%, 10/15/36 (144A)‡	3,758,270	3,758,842
Cazenovia Creek Funding II LLC, 3.5607%, 7/15/30 (144A)	5,146,867	5,162,967
Chase Auto Credit Linked Notes 2020-1 B, 0.9910%, 1/25/28 (144A)	5,000,000	5,002,994
Chesapeake Funding II LLC 2019-2A, 2.7100%, 9/15/31 (144A)	2,858,000	2,869,676
Chesapeake Funding II LLC 2020-1A, 0.8700%, 8/16/32 (144A)	1,912,218	1,920,723
Connecticut Avenue Securities Trust 2017-C01,
ICE LIBOR USD 1 Month + 3.5500%, 3.6981%, 7/25/29‡	1,257,099	1,279,931
Connecticut Avenue Securities Trust 2018-C05,
ICE LIBOR USD 1 Month + 2.3500%, 2.4981%, 1/25/31‡	498,950	489,758
Connecticut Avenue Securities Trust 2018-R07,
ICE LIBOR USD 1 Month + 2.4000%, 2.5481%, 4/25/31 (144A)‡	605,521	602,412
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 2.4481%, 8/25/31 (144A)‡	624,795	621,297
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 2.2981%, 9/25/31 (144A)‡	4,404,655	4,367,628
Connecticut Avenue Securities Trust 2019-R05,
ICE LIBOR USD 1 Month + 2.0000%, 2.1481%, 7/25/39 (144A)‡	257,397	255,174
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 2.1000%, 2.2481%, 10/25/39 (144A)‡	213,404	204,680
Connecticut Avenue Securities Trust 2020-R01,
ICE LIBOR USD 1 Month + 0.8000%, 0.9481%, 1/25/40 (144A)‡	2,230,080	2,219,924
Connecticut Avenue Securities Trust 2020-R02,
ICE LIBOR USD 1 Month + 0.7500%, 0.8981%, 1/25/40 (144A)‡	2,898,572	2,890,418
Connecticut Avenue Securities Trust 2020-R02,
ICE LIBOR USD 1 Month + 2.0000%, 2.1481%, 1/25/40 (144A)‡	3,019,742	2,916,610
Cosmopolitan Hotel Trust 2017,
ICE LIBOR USD 1 Month + 0.9300%, 1.0824%, 11/15/36 (144A)‡	654,369	632,802
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
ICE LIBOR USD 1 Month + 0.9800%, 1.1324%, 5/15/36 (144A)‡	8,366,000	8,362,859
DBJPM 16-C3 Mortgage Trust, 1.5020%, 8/10/49	805,728	808,293
Dell Equipment Finance Trust 2020-1, 2.2600%, 6/22/22 (144A)	3,787,000	3,850,942
Domino's Pizza Master Issuer LLC, 3.0820%, 7/25/47 (144A)	13,329,085	13,349,900
Drive Auto Receivables Trust 2017-3, 3.5300%, 12/15/23 (144A)	269,578	274,090
Drive Auto Receivables Trust 2019-2, 3.0400%, 3/15/23	297,477	298,150
Drive Auto Receivables Trust 2020-1, 2.7000%, 5/17/27	2,511,000	2,572,968
Eagle Re Ltd, ICE LIBOR USD 1 Month + 0.9000%, 1.0481%, 1/25/30 (144A)‡	7,978,000	7,912,533
Exeter Automobile Receivables Trust 2018-1A C, 3.0300%, 1/17/23 (144A)	739,784	744,330
Exeter Automobile Receivables Trust 2018-4, 3.6400%, 11/15/22 (144A)	288,761	289,076
Exeter Automobile Receivables Trust 2020-1A C, 2.4900%, 1/15/25 (144A)	1,840,000	1,889,357
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.0000%, 5.1481%, 7/25/25‡	602,280	615,728
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.7000%, 5.8481%, 4/25/28‡	638,974	661,293
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 2.0000%, 2.1481%, 3/25/31‡	158,530	154,571
Foursight Capital Automobile Receivables Trust 2018-2,
3.6400%, 5/15/23 (144A)	1,736,346	1,756,513
Foursight Capital Automobile Receivables Trust 2018-2,
3.8000%, 11/15/23 (144A)	1,311,000	1,351,141
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 2.2000%, 2.3481%, 2/25/24‡	853,704	851,614
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 2.2000%, 2.3481%, 9/25/24‡	1,623,111	1,623,111
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 1.5000%, 1.6481%, 6/25/50 (144A)‡	5,776,000	5,784,003
Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3,
ICE LIBOR USD 1 Month + 5.5500%, 5.7251%, 7/25/28‡	732,997	774,211
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA4,
ICE LIBOR USD 1 Month + 1.5000%, 1.6481%, 8/25/50 (144A)‡	3,176,000	3,182,396

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
GLS Auto Receivables Issuer Trust 2019-2, 3.0600%, 4/17/23 (144A)	$1,173,945	$1,184,011
Golden Credit Card Trust, 2.6200%, 1/15/23 (144A)	8,207,000	8,263,692
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.0340%, 1.1864%, 12/15/36 (144A)‡	5,929,000	5,729,631
Hewlett-Packard Financial Services Company Trust 2019-1A,
2.1900%, 9/20/29 (144A)	3,306,631	3,326,111
Hewlett-Packard Financial Services Company Trust 2020-1A C,
2.0300%, 2/20/30 (144A)	800,000	811,415
Hewlett-Packard Financial Services Company Trust 2020-1A D,
2.2600%, 2/20/30 (144A)	800,000	798,350
Hilton Grand Vacations Trust 2020-AA, 2.7400%, 2/25/39 (144A)	3,738,689	3,868,482
Jack in the Box Funding LLC 2019-1A A2I, 3.9820%, 8/25/49 (144A)	5,081,880	5,193,957
JP Morgan Mortgage Trust 2019-LTV2, 3.5000%, 12/25/49 (144A)‡	2,076,510	2,115,486
JP Morgan Mortgage Trust 2020-LTV1,
ICE LIBOR USD 1 Month + 1.0000%, 1.1751%, 6/25/50 (144A)‡	5,364,671	5,364,470
KNDL Mortgage Trust 2019-KNSQ A,
ICE LIBOR USD 1 Month + 0.8000%, 0.9524%, 5/15/36 (144A)‡	3,838,000	3,838,650
Lanark Master Issuer PLC, 2.2770%, 12/22/69 (144A)Ç	3,829,000	3,944,405
Mello Warehouse Securitization Trust 2018-1,
ICE LIBOR USD 1 Month + 1.0500%, 1.1981%, 11/25/51 (144A)‡	3,741,333	3,740,432
Mello Warehouse Securitization Trust 2018-1,
ICE LIBOR USD 1 Month + 1.2500%, 1.3981%, 11/25/51 (144A)‡	3,662,667	3,657,489
Mello Warehouse Securitization Trust 2019-2,
ICE LIBOR USD 1 Month + 1.1500%, 1.2981%, 11/25/52 (144A)‡	7,634,460	7,592,315
Morgan Stanley Capital I Trust 2014-MP, 3.4690%, 8/11/33 (144A)	8,339,000	8,484,107
Mortgage Insurance-Linked Notes Series 2020-1,
ICE LIBOR USD 1 Month + 0.9500%, 1.0981%, 2/25/30 (144A)‡	3,236,181	3,222,926
OneMain Direct Auto Receivables Trust 2017-2A, 2.8200%, 7/15/24 (144A)	804,203	804,811
OSCAR US Funding Trust VII LLC, 2.4500%, 12/10/21 (144A)	493,180	493,544
OSCAR US Funding Trust VII LLC, 2.7600%, 12/10/24 (144A)	5,865,000	5,973,943
Permanent Master Issuer PLC,
ICE LIBOR USD 3 Month + 0.3800%, 0.6550%, 7/15/58 (144A)‡	1,129,000	1,129,005
Planet Fitness Master Issuer LLC 2018-1A, 4.2620%, 9/5/48 (144A)	2,376,500	2,397,705
Prestige Auto Receivables Trust 2018-1, 3.7500%, 10/15/24 (144A)	1,639,000	1,681,691
PSNH Funding LLC 3, 3.0940%, 2/1/26	5,459,641	5,702,440
Santander Consumer Auto Receivables Trust 2020-AA, 1.3700%, 10/15/24 (144A)	1,205,406	1,216,209
Santander Drive Auto Receivables Trust 2017-2, 4.9900%, 9/16/24 (144A)	10,046,000	10,521,974
Santander Drive Auto Receivables Trust 2018-2, 5.0200%, 9/15/25	2,594,000	2,706,178
Santander Drive Auto Receivables Trust 2018-5, 3.5200%, 12/15/22	381,053	381,467
Santander Prime Auto Issuance Notes Trust 2018-A, 5.0400%, 9/15/25 (144A)	2,894,564	2,919,018
Silverstone Master Issuer PLC,
ICE LIBOR USD 3 Month + 0.3900%, 1.4990%, 1/21/70 (144A)‡	2,230,480	2,227,558
SoFi Professional Loan Program 2020-C Trust, 1.9500%, 2/15/46 (144A)	4,574,941	4,658,145
Spruce Hill Mortgage Loan Trust 2020-SH2, 3.4070%, 6/25/55 (144A)‡	2,665,436	2,662,176
Station Place Securitization Trust Series 2019-10,
ICE LIBOR USD 1 Month + 0.9000%, 1.0511%, 10/24/20 (144A)‡	3,741,000	3,740,894
Taco Bell Funding LLC, 4.3770%, 5/25/46 (144A)	2,496,150	2,589,371
Taco Bell Funding LLC, 4.3180%, 11/25/48 (144A)	16,433,519	16,777,572
Tesla Auto Lease Trust 2018-B, 7.8700%, 6/20/22 (144A)	2,181,000	2,279,634
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	3,924,000	3,926,140
VCAT Asset Securitization LLC 2020-NPL1, 3.6710%, 8/25/50 (144A)Ç	1,375,810	1,375,671
Verizon Owner Trust 2019-A, 2.9300%, 9/20/23	3,905,000	4,001,124
Verizon Owner Trust 2019-C, 1.9400%, 4/22/24	4,175,000	4,275,007
Verizon Owner Trust 2019-C, 2.0600%, 4/22/24	8,417,000	8,685,867
Verus Securitization Trust 2020-1, 2.6420%, 1/25/60 (144A)Ç	5,069,086	5,114,290
WFRBS Commercial Mortgage Trust 2014-C25, 3.6310%, 11/15/47	999,000	1,094,833
Wingstop Funding LLC 2018-1, 4.9700%, 12/5/48 (144A)	808,830	828,869
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $277,225,878)		278,617,707
Bank Loans and Mezzanine Loans– 2.1%
Communications – 1.4%
Charter Communications Operating LLC,
ICE LIBOR USD 1 Month + 1.7500%, 1.9000%, 4/30/25‡	16,487,480	16,176,362
Consumer Non-Cyclical – 0.7%
Elanco Animal Health Inc, ICE LIBOR USD 1 Month + 1.7500%, 1.8990%, 8/1/27‡	3,698,335	3,590,455
Froneri US Inc, ICE LIBOR USD 1 Month + 2.2500%, 2.3966%, 1/29/27‡	1,804,460	1,730,351
Reynolds Consumer Products Inc,
ICE LIBOR USD 1 Month + 1.7500%, 1.8966%, 2/4/27‡	3,291,683	3,246,422
		8,567,228
Total Bank Loans and Mezzanine Loans (cost $25,260,966)		24,743,590
Corporate Bonds– 54.5%
Banking – 12.7%
Bank of America Corp, 2.5030%, 10/21/22	14,261,000	14,561,467
Bank of America Corp, 4.0000%, 1/22/25	9,669,000	10,768,637
Bank of Montreal, 3.3000%, 2/5/24	3,351,000	3,629,767

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Banking– (continued)
BNP Paribas SA, ICE LIBOR USD 3 Month + 2.2350%, 4.7050%, 1/10/25 (144A)‡	$3,314,000	$3,668,428
BNP Paribas SA, ICE LIBOR USD 3 Month + 1.1110%, 2.8190%, 11/19/25 (144A)‡	2,309,000	2,435,753
CIT Group Inc, 5.2500%, 3/7/25	2,158,000	2,283,164
Citigroup Inc, 4.4000%, 6/10/25	5,247,000	5,900,622
Credit Agricole SA, 4.3750%, 3/17/25 (144A)	1,714,000	1,891,195
Credit Agricole SA/London, SOFR + 1.6760%, 1.9070%, 6/16/26 (144A)‡	849,000	868,090
Credit Suisse Group AG,
ICE LIBOR USD 3 Month + 1.2000%, 2.9970%, 12/14/23 (144A)‡	5,665,000	5,896,396
First Republic Bank/CA, SOFR + 0.6200%, 1.9120%, 2/12/24‡	5,988,000	6,154,216
Goldman Sachs Group Inc, 3.0000%, 4/26/22	6,399,000	6,491,278
Goldman Sachs Group Inc, 3.5000%, 4/1/25	6,983,000	7,704,681
HSBC Holdings PLC, SOFR + 1.5380%, 1.6450%, 4/18/26‡	4,184,000	4,172,207
JPMorgan Chase & Co, 2.9720%, 1/15/23	19,076,000	19,688,656
Morgan Stanley, ICE LIBOR USD 3 Month + 0.8470%, 3.7370%, 4/24/24‡	5,229,000	5,626,907
PNC Bank NA, ICE LIBOR USD 3 Month + 0.4200%, 2.0280%, 12/9/22‡	11,312,000	11,523,713
Societe Generale SA, 2.6250%, 1/22/25 (144A)	4,838,000	4,991,537
State Street Corp, SOFR + 2.6900%, 2.8250%, 3/30/23 (144A)‡	3,293,000	3,407,139
UBS AG/London, 2.4500%, 12/1/20 (144A)	4,983,000	4,991,609
UBS Group AG,
US Treasury Yield Curve Rate 1 Year + 0.8300%, 1.0080%, 7/30/24 (144A)‡	2,626,000	2,631,742
US Bank NA/Cincinnati OH, 1.9500%, 1/9/23	11,329,000	11,715,137
Wells Fargo & Co, SOFR + 1.6000%, 1.6540%, 6/2/24‡	6,956,000	7,083,857
		148,086,198
Basic Industry – 1.5%
Anglo American Capital PLC, 4.1250%, 4/15/21 (144A)	3,217,000	3,267,062
Anglo American Capital PLC, 3.7500%, 4/10/22 (144A)	203,000	210,226
Blue Cube Spinco LLC, 10.0000%, 10/15/25	2,109,000	2,230,268
Glencore Finance Canada Ltd, 4.9500%, 11/15/21 (144A)	1,076,000	1,123,225
Nutrition & Biosciences Inc, 0.6970%, 9/15/22 (144A)	3,312,000	3,317,206
Nutrition & Biosciences Inc, 1.2300%, 10/1/25 (144A)	7,023,000	7,016,453
		17,164,440
Brokerage – 2.3%
Ameriprise Financial Inc, 3.0000%, 4/2/25	810,000	885,818
Charles Schwab Corp, ICE LIBOR USD 3 Month + 0.3200%, 0.5669%, 5/21/21‡	7,377,000	7,387,835
Charles Schwab Corp, 4.2000%, 3/24/25	1,986,000	2,280,592
E*TRADE Financial Corp, 2.9500%, 8/24/22	8,024,000	8,358,956
Intercontinental Exchange Inc, 0.7000%, 6/15/23	5,924,000	5,939,552
Intercontinental Exchange Inc, 3.7500%, 12/1/25	1,906,000	2,155,068
		27,007,821
Capital Goods – 8.0%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
4.1250%, 8/15/26 (144A)	6,599,000	6,689,736
Ball Corp, 5.0000%, 3/15/22	827,000	869,384
Boeing Co, 2.7000%, 5/1/22	5,980,000	6,097,735
Boeing Co, 4.5080%, 5/1/23	5,928,000	6,240,695
CNH Industrial Capital LLC, 4.3750%, 4/5/22	3,989,000	4,180,866
General Dynamics Corp, ICE LIBOR USD 3 Month + 0.3800%, 0.6325%, 5/11/21‡	959,000	961,182
General Electric Co, 3.4500%, 5/15/24	5,256,000	5,639,336
GFL Environmental Inc, 3.7500%, 8/1/25 (144A)	5,740,000	5,725,650
Huntington Ingalls Industries Inc, 3.8440%, 5/1/25 (144A)	3,287,000	3,611,028
Huntington Ingalls Industries Inc, 5.0000%, 11/15/25 (144A)	8,070,000	8,294,673
Northrop Grumman Corp, 2.0800%, 10/15/20	10,375,000	10,381,838
Otis Worldwide Corp, ICE LIBOR USD 3 Month + 0.4500%, 0.7538%, 4/5/23‡	4,719,000	4,721,862
TransDigm Inc, 8.0000%, 12/15/25 (144A)	2,775,000	3,017,813
Vulcan Materials Co, ICE LIBOR USD 3 Month + 0.6500%, 1.0000%, 3/1/21‡	14,874,000	14,879,626
Westinghouse Air Brake Technologies Corp, 4.3750%, 8/15/23	980,000	1,036,170
Westinghouse Air Brake Technologies Corp, 3.2000%, 6/15/25	10,491,000	11,053,004
		93,400,598
Communications – 2.9%
CenturyLink Inc, 7.5000%, 4/1/24	1,479,000	1,655,888
CenturyLink Inc, 5.6250%, 4/1/25	2,243,000	2,400,683
Crown Castle International Corp, 3.2000%, 9/1/24	5,270,000	5,682,611
GCI LLC, 6.6250%, 6/15/24 (144A)	145,000	155,527
Netflix Inc, 3.6250%, 6/15/25 (144A)	5,158,000	5,388,176
SBA Communications Corp, 4.8750%, 9/1/24	1,555,000	1,593,720
Sirius XM Radio Inc, 3.8750%, 8/1/22 (144A)	240,000	242,550
Sprint Corp, 7.8750%, 9/15/23	2,297,000	2,631,788
T-Mobile USA Inc, 6.0000%, 3/1/23	6,189,000	6,205,091
T-Mobile USA Inc, 6.0000%, 4/15/24	3,116,000	3,181,249
T-Mobile USA Inc, 3.5000%, 4/15/25 (144A)	3,889,000	4,267,089
		33,404,372

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Consumer Cyclical – 7.0%
1011778 BC ULC / New Red Finance Inc, 4.2500%, 5/15/24 (144A)	$2,509,000	$2,555,291
1011778 BC ULC / New Red Finance Inc, 5.0000%, 10/15/25 (144A)	3,878,000	3,976,346
Booking Holdings Inc, 4.1000%, 4/13/25	8,520,000	9,596,817
Colt Merger Sub Inc, 5.7500%, 7/1/25 (144A)	2,743,000	2,828,719
Ford Motor Co, 8.5000%, 4/21/23	3,603,000	3,927,270
General Motors Financial Co Inc, 2.9000%, 2/26/25	8,060,000	8,303,769
GLP Capital LP / GLP Financing II Inc, 3.3500%, 9/1/24	8,460,000	8,581,063
Hyundai Capital America,
ICE LIBOR USD 3 Month + 0.9400%, 1.2165%, 7/8/21 (144A)‡	7,088,000	7,093,122
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC,
5.2500%, 6/1/26 (144A)	2,201,000	2,286,839
Lennar Corp, 4.7500%, 4/1/21	3,958,000	3,992,633
Lowe's Cos Inc, 4.0000%, 4/15/25	3,682,000	4,172,951
Marriott International Inc, 5.7500%, 5/1/25	2,623,000	2,924,617
McDonald's Corp, 3.3000%, 7/1/25	1,335,000	1,484,132
Vail Resorts Inc, 6.2500%, 5/15/25 (144A)	3,214,000	3,410,858
VF Corp, 2.0500%, 4/23/22	5,153,000	5,282,504
VICI Properties LP / VICI Note Co Inc, 3.5000%, 2/15/25 (144A)	6,333,000	6,269,702
Wyndham Destinations Inc, 4.2500%, 3/1/22	3,243,000	3,223,542
Wyndham Destinations Inc, 5.6500%, 4/1/24	1,796,000	1,822,940
		81,733,115
Consumer Non-Cyclical – 9.4%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
3.5000%, 2/15/23 (144A)	5,228,000	5,315,569
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
3.2500%, 3/15/26 (144A)	2,438,000	2,419,276
Amgen Inc, 1.9000%, 2/21/25	5,459,000	5,708,027
Baxter International Inc, 3.7500%, 10/1/25 (144A)	3,281,000	3,721,262
Cargill Inc, 1.3750%, 7/23/23 (144A)	1,696,000	1,734,695
Constellation Brands Inc, 3.7500%, 5/1/21	4,727,000	4,811,283
CVS Health Corp, 2.1250%, 6/1/21	5,223,000	5,277,836
CVS Health Corp, 2.6250%, 8/15/24	5,387,000	5,741,024
Elanco Animal Health Inc, 4.9120%, 8/27/21	2,529,000	2,595,386
Elanco Animal Health Inc, 5.2720%, 8/28/23	14,341,000	15,362,796
Hasbro Inc, 2.6000%, 11/19/22	5,756,000	5,973,536
Hasbro Inc, 3.0000%, 11/19/24	4,538,000	4,807,423
Hasbro Inc, 3.5500%, 11/19/26	3,699,000	3,930,852
HCA Inc, 5.8750%, 5/1/23	7,509,000	8,173,884
Keurig Dr Pepper Inc, 4.0570%, 5/25/23	5,177,000	5,628,677
Perrigo Finance Unlimited Co, 3.9000%, 12/15/24	3,090,000	3,341,590
Royalty Pharma PLC, 0.7500%, 9/2/23 (144A)	5,955,000	5,938,743
Royalty Pharma PLC, 1.2000%, 9/2/25 (144A)	2,510,000	2,502,056
Sysco Corp, 3.5500%, 3/15/25	6,209,000	6,774,133
Sysco Corp, 5.6500%, 4/1/25	5,208,000	6,157,834
Thermo Fisher Scientific Inc, 4.1330%, 3/25/25	835,000	951,335
Upjohn Inc, 1.1250%, 6/22/22 (144A)	1,208,000	1,217,205
Upjohn Inc, 1.6500%, 6/22/25 (144A)	835,000	854,561
		108,938,983
Electric – 0.4%
AES Corp, 6.0000%, 5/15/26	439,000	461,784
East Ohio Gas Co/The, 1.3000%, 6/15/25 (144A)	1,208,000	1,231,027
NextEra Energy Operating Partners LP, 4.2500%, 7/15/24 (144A)	2,576,000	2,685,995
		4,378,806
Energy – 2.4%
Cheniere Energy Partners LP, 5.2500%, 10/1/25	2,764,000	2,827,572
DCP Midstream Operating LP, 4.9500%, 4/1/22	2,601,000	2,614,005
Kinder Morgan Inc/DE, ICE LIBOR USD 3 Month + 1.2800%, 1.5550%, 1/15/23‡	8,553,000	8,598,386
NGPL PipeCo LLC, 4.3750%, 8/15/22 (144A)	6,466,000	6,711,558
NuStar Logistics LP, 5.7500%, 10/1/25	4,851,000	5,010,113
ONEOK Inc, 5.8500%, 1/15/26	921,000	1,059,014
Phillips 66, 3.7000%, 4/6/23	550,000	588,716
Phillips 66, 3.8500%, 4/9/25	550,000	610,881
		28,020,245
Finance Companies – 0.3%
Springleaf Finance Corp, 6.8750%, 3/15/25	1,222,000	1,356,023
USAA Capital Corp, 1.5000%, 5/1/23 (144A)	2,277,000	2,334,903
		3,690,926
Insurance – 1.5%
Athene Global Funding, 2.5000%, 1/14/25 (144A)	8,124,000	8,372,321
Centene Corp, 4.7500%, 1/15/25	9,329,000	9,588,346
		17,960,667
Multi-Utilities – 0.1%
Sempra Energy, ICE LIBOR USD 3 Month + 0.5000%, 0.7750%, 1/15/21‡	1,509,000	1,509,136

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Owned No Guarantee – 0.2%
Syngenta Finance NV, 3.9330%, 4/23/21 (144A)	$2,341,000	$2,371,186
Real Estate Investment Trusts (REITs) – 0.6%
SL Green Operating Partnership LP,
ICE LIBOR USD 3 Month + 0.9800%, 1.2601%, 8/16/21‡	6,820,000	6,771,607
Technology – 5.2%
Broadcom Inc, 4.7000%, 4/15/25	3,081,000	3,500,306
Broadcom Inc, 3.4590%, 9/15/26	12,939,000	14,176,069
Equifax Inc, 2.6000%, 12/1/24	5,270,000	5,624,480
Equifax Inc, 2.6000%, 12/15/25	3,885,000	4,158,480
Infor Inc, 1.4500%, 7/15/23 (144A)	1,117,000	1,132,276
Infor Inc, 1.7500%, 7/15/25 (144A)	1,439,000	1,482,769
Leidos Inc, 2.9500%, 5/15/23 (144A)	329,000	345,674
Leidos Inc, 3.6250%, 5/15/25 (144A)	3,288,000	3,646,885
Microchip Technology Inc, 2.6700%, 9/1/23 (144A)	5,761,000	5,963,711
Microchip Technology Inc, 4.2500%, 9/1/25 (144A)	2,430,000	2,520,839
Micron Technology Inc, 2.4970%, 4/24/23	5,233,000	5,433,875
PayPal Holdings Inc, 1.3500%, 6/1/23	5,103,000	5,212,042
Total System Services Inc, 3.8000%, 4/1/21	3,647,000	3,695,573
VMware Inc, 4.5000%, 5/15/25	2,767,000	3,129,295
		60,022,274
Total Corporate Bonds (cost $616,057,745)		634,460,374
United States Treasury Notes/Bonds– 17.7%
2.8750%, 10/31/20	26,900,000	26,960,823
2.7500%, 11/30/20	33,815,700	33,961,967
2.6250%, 12/15/21	11,082,000	11,411,863
1.7500%, 6/15/22	36,768,500	37,773,889
1.7500%, 7/15/22	51,507,500	52,976,956
0.2500%, 4/15/23	4,715,000	4,726,788
2.1250%, 3/31/24	1,835,000	1,958,934
2.0000%, 5/31/24	5,175,100	5,515,322
1.7500%, 7/31/24	6,931,300	7,340,138
0.5000%, 3/31/25	9,796,400	9,907,375
0.3750%, 4/30/25	12,708,000	12,780,972
Total United States Treasury Notes/Bonds (cost $203,285,056)		205,315,027
Investment Companies– 3.4%
Money Markets – 3.4%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº,£((cost $39,674,658)	39,670,691	39,674,658
Total Investments (total cost $1,161,504,303) – 101.7%		1,182,811,356
Liabilities, net of Cash, Receivables and Other Assets – (1.7)%		(19,648,780)
Net Assets – 100%		$1,163,162,576

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,093,670,567	92.5%
Canada	28,941,145	2.4
Switzerland	17,014,158	1.4
France	13,855,003	1.2
United Kingdom	11,473,175	1.0
Bermuda	7,912,533	0.7
Japan	6,467,487	0.5
South Africa	3,477,288	0.3

Total	$1,182,811,356	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/20
Investment Companies - 3.4%
Money Markets - 3.4%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº	$8,617	$(239)	$-	$39,674,658

Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº	30∆	-	-	-
Total Affiliated Investments - 3.4%	$8,647	$(239)	$-	$39,674,658

	Value at 6/30/20	Purchases	Sales Proceeds	Value at 9/30/20
Investment Companies - 3.4%
Money Markets - 3.4%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº	63,601,717	139,281,440	(163,208,260)	39,674,658
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº	243,000	2,400	(245,400)	-

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Purchased:
2-Year US Treasury Note	225	1/6/21	$49,716,211	$26,691	$(1,758)
5-Year US Treasury Note	64	1/6/21	8,066,000	11,000	(6,500)
Total				$37,691	$(8,258)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended September 30, 2020

Market Value
Futures contracts, purchased	$64,380,627

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
ULC	Unlimited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2020 is $415,672,854, which represents 35.7% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2020.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$278,617,707	$-
Bank Loans and Mezzanine Loans	-	24,743,590	-
Corporate Bonds	-	634,460,374	-
United States Treasury Notes/Bonds	-	205,315,027	-
Investment Companies	-	39,674,658	-
Total Assets	$-	$1,182,811,356	$-
Liabilities
Other Financial Instruments(a):
Variation Margin Payable	$8,258	$-	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.